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November 27, 2007

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

ATTN: Document Control - Edgar

RE: RiverSource Variable Life Separate Account ("Registrant"), Rule 497(j) filing

    RiverSource(R) Variable Universal Life
    File Nos. 33-11165/811-4298

Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 678-0175.

Sincerely,


/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Assistant General Counsel and
Assistant Secretary
RiverSource Life Insurance Company